Segment Reporting - Summary of Reconciliation of Adjusted EBITDA and Adjusted EBITDA Margin to Profit Presented in Consolidated Statement of Comprehensive Income (Parenthetical) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023	Nov. 11, 2022
Disclosure of operating segments [line items]
Net foreign exchange gain	$ 17,433
Net gain related to effective portion of foreign currency hedge	17,433
Foreign exchange losses	17,656	$ 14,832
Net foreign exchange loss	223
Deposits in brokers		5,576
FTX Trading Ltd
Disclosure of operating segments [line items]
Deposits in brokers	$ 3,454		$ 3,454	$ 5,576
Provision for expected loss of amounts on deposit		$ 5,576